PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Property, equipment and software, net
Less: accumulated depreciation and amortization	¥ (137,847,601)	$ (19,986,024)	¥ (58,733,348)
Property plant and equipment, net	142,847,637	20,710,961	172,980,284	$ 27,144,381
Computer and equipment
Property, equipment and software, net
Property plant and equipment, gross	265,098,467	38,435,665	215,468,985
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	1,710,298	247,970	1,738,419
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	3,344,272	484,874	3,982,228
Software
Property, equipment and software, net
Property plant and equipment, gross	¥ 10,542,201	$ 1,528,476	¥ 10,524,000